LONG-TERM INCENTIVE PLANS - Exercise of stock options (Details) - Stock options	12 Months Ended
	Dec. 31, 2017 BRL (R$) Options item	Dec. 31, 2016 BRL (R$) Options	Dec. 31, 2015 BRL (R$) Options	Dec. 31, 2014 BRL (R$) Options
Exercise price of options
Quantity (in shares) | Options	292,391	569,115	1,074,246	2,448,973
Average exercise price	R$ 17.91	R$ 16.64	R$ 18.36	R$ 19.53
Number exercisable at end of the period (in shares) | Options	57,668	57,678	127,899
Expense from equity-settled long-term incentive plan - recognized directly in equity	R$ 25,403,000	R$ 38,023,000	R$ 39,657,000
Options granted (in shares) | item	0
R$ 14.39
Exercise price of options
Exercise price	R$ 14.39
Quantity (in shares) | Options	40,873
Average period of grace (in years) | item	1.2
Average exercise price	R$ 13.89
Number exercisable at end of the period (in shares) | Options	40,873
R$ 10.58 to R$ 29.12
Exercise price of options
Quantity (in shares) | Options	251,518
Average period of grace (in years) | item	5.0
Average exercise price	R$ 18.56
Number exercisable at end of the period (in shares) | Options	16,795
R$ 10.58 to R$ 29.12 | Minimum
Exercise price of options
Exercise price	R$ 10.58
R$ 10.58 to R$ 29.12 | Maximum
Exercise price of options
Exercise price	R$ 29.12